Convertible debt (Details) - Schedule of roll forward of notes - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule of roll forward of notes [Abstract]
Opening fair value	$ 1,327
Convertible debt issued in the period	1,200	4,670
Change in fair value (loss) reported in statement operations	298	(681)
Conversion of notes to common shares	(2,825)	(2,662)
Ending fair value balance		$ 1,327